BUSINESS ACQUISITION (Tables)	12 Months Ended
Feb. 28, 2014
BUSINESS ACQUISITION
Schedule of purchase price allocation

The purchase price was allocated as of February 18, 2014, the date of acquisition as follows:

		Amortization
	US$	period
Intangible assets
Trade name	$771,952	10 years
Customer relationship	426,839	3-5 years
Non-compete agreement	32,834	2 years
Goodwill	6,947,717

Total	$8,179,342

Schedule of unaudited pro forma results of operations
	For the year ended
	February 28,
	2013	2014
	(unaudited)	(unaudited)
Pro forma net revenues	$226,674,709	$314,408,118
Pro forma net income	$33,195,337	$60,460,428
Pro forma net income per share - basic	$0.21	$0.39
Pro forma net income per share - diluted	$0.21	$0.38